Document And Entity Information - shares	3 Months Ended
	Sep. 30, 2017	Nov. 03, 2017
Document Information [Line Items]
Entity Registrant Name	Aviragen Therapeutics, Inc.
Entity Central Index Key	0000072444
Trading Symbol	avir
Current Fiscal Year End Date	--06-30
Entity Filer Category	Smaller Reporting Company
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Well-known Seasoned Issuer	No
Entity Common Stock, Shares Outstanding (in shares)		38,649,237
Document Type	S-4
Document Period End Date	Sep. 30, 2017
Document Fiscal Year Focus	2018
Document Fiscal Period Focus	Q1
Amendment Flag	false